Share capital	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Share capital

15.	Share capital

	(Unaudited) June 30, 2025	(Audited) December 31, 2024
	S$	S$
Ordinary shares

Authorized:-
100,000,000 (December 31, 2024: 100,000,000) ordinary shares	67,018	67,018

Issued and fully paid:-
10,864,802 (December 31, 2024: 8,152,574) ordinary shares	7,233	5,462

Note:

On June 12, 2023, an aggregate of additional 359,940 ordinary shares totaled US$250,000 (equivalent to S$329,825) were issued to a private investor to provide additional capital to the Company. On the same date, 1,397,600 ordinary shares of the Company were issued to an independent company for providing services to the Company (Note 21).

On February 1, 2024, the Group has granted 5,900,000 share options to certain employees of the Group under the Share Option Scheme 2023. The share options contain an exercise price of US$0.0001 per share option with an expiry date on February 29, 2024 and are vested on the same date of acceptance of the share options by employees. All share options have been exercised in February 2024. The fair value of 5,900,000 share options is approximately US$2,690,000 (equivalents to S$3,606,000).

On February 18, 2024, the Company has consolidated every five issued and unissued existing shares of par value of US$0.0001 each into one share of par value of US$0.0005 each.

On April 10, 2024, the Company has issued an aggregate of 100,000 ordinary shares of the Company to certain investors for the consideration of US$300,000 (equivalents to S$384,100).

On April 17, 2024, the Company has issued an aggregate of 34,000 ordinary shares of the Company to certain investors for the consideration of US$102,000 (equivalents to S$130,600).

On April 20, 2024, the Company has issued an aggregate of 33,333 ordinary shares of the Company to certain investors for the consideration of US$99,000 (equivalents to S$126,810).

On April 7, 2025, the Company has completed IPO of 2,450,000 Ordinary Shares at a public offering price of US$4.00 per share. The total net proceeds to the Company from the IPO, after deducting total discounts, expense allowance and expenses of US$1,594,509 (equivalent to S$2,081,982), were approximately US$7,614,000.

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-months ended June 30, 2025

(in Singapore Dollars)

16.	Share capital

	2024	2023
	S$	S$
Ordinary shares

Issued and fully paid:-
8,152,574 (2023: 34,026,203) ordinary shares	5,462	4,559

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)

16.	Share capital (continued)

Note:

On June 12, 2023, an aggregate of additional 359,940 ordinary shares totaled US$250,000 (equivalent to S$329,825) were issued to a private investor to provide additional capital to the Company. On the same date, 1,397,600 ordinary shares of the Company were issued to an independent company for providing services to the Company (Note 21).

On February 1, 2024, the Group granted 5,900,000 share options to certain employees of the Group under the Share Option Scheme 2023. The share options contain an exercise price of US$0.0001 per share option with an expiry date on February 29, 2024 and are vested on the same date of acceptance of the share options by employees. All share options have been exercised in February 2024. The fair value of 5,900,000 share options is approximately US$2,690,000 (equivalents to S$3,606,000).

On February 18, 2024, the Company consolidated every five issued and unissued existing shares of par value of US$0.0001 each into one share of par value of US$0.0005 each.

On April 10, 2024, the Company issued an aggregate of 100,000 ordinary shares of the Company to an investor for the consideration of US$300,000 (equivalents to S$384,138).

On April 17, 2024, the Company issued an aggregate of 34,000 ordinary shares of the Company to an investor for the consideration of US$102,000 (equivalents to S$130,607).

On April 20, 2024, the Company issued an aggregate of 33,333 ordinary shares of the Company to an investor for the consideration of US$99,000 (equivalents to S$126,765).

Share options

Details of the Company’s share option scheme and the share options issued under the scheme are included in Note 22 to the consolidated financial statements.

BELIVE HOLDINGS AND ITS SUBSIDIARY

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

For the financial year ended December 31, 2024, 2023 and 2022

(in Singapore Dollars)